SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenue	$ 17,649	$ 12,267
Products and services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	12,530	8,648
Products transferred at a point in time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	5,119	3,619
Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,384	1,634
Cyber Security [Member] | Products and services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	498	44
Cyber Security [Member] | Products transferred at a point in time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	886	1,590
IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	15,628	8,904
IoT [Member] | Products and services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	11,697	7,176
IoT [Member] | Products transferred at a point in time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	3,931	1,728
e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	637	1,729
e-Gov [Member] | Products and services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	335	1,428
e-Gov [Member] | Products transferred at a point in time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	302	301
Africa [Member]
Disaggregation of Revenue [Line Items]
Total revenue	374	1,586
Africa [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	0
Africa [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	0
Africa [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	374	1,586
European countries [Member]
Disaggregation of Revenue [Line Items]
Total revenue	9,559	2,912
European countries [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	273	527
European countries [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	9,023	2,242
European countries [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	263	143
South America [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	37
South America [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	1
South America [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	36
South America [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	0
United States [Member]
Disaggregation of Revenue [Line Items]
Total revenue	6,877	6,820
United States [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	351	410
United States [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	6,526	6,410
United States [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	0
Israel [Member]
Disaggregation of Revenue [Line Items]
Total revenue	693	757
Israel [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	614	648
Israel [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	79	109
Israel [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	0
APAC [Member]
Disaggregation of Revenue [Line Items]
Total revenue	146	155
APAC [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	146	48
APAC [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	107
APAC [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 0	$ 0